Document and Entity Information	12 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Dec 14, 2012
Document Effective Date	Dec 14, 2012
Prospectus Date	Dec 31, 2011

Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Supplement [Text Block]	fef4_SupplementTextBlock	Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.
Federated Prudent Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef4_SupplementTextBlock	Federated Prudent Absolute Return Fund

(formerly, Federated Market Opportunity Fund)

A Portfolio of Federated Equity Funds

CLASS A SHARES (FMAXX)
CLASS B SHARES (FMBBX)
CLASS C SHARES (FMRCX)
INSTITUTIONAL SHARES (FMIIX)

SUPPLEMENT TO PROSPECTUS DATED December 31, 2011

Effective December 31, 2012, the Fund will change its name from Federated Prudent Absolute Return Fund to Federated Absolute Return Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012